Treasury Shares	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Treasury Shares
23. Treasury shares
On December 13, 2018, the Board of Directors of the Company authorized a share repurchase program, pursuant to which the Company was authorized to repurchase its own issued and outstanding ADS up to an aggregate value of US$300 million from the open market, in negotiated transactions off the market, or through other legally permissible means in accordance with applicable securities laws from time to time.
In 2018, the Company repurchased an aggregate of 33,237,759 ADSs, representing 33,237,759 Class A ordinary shares, at an average price of $6.316. per ADS, for US$209,919,048 (RMB 1,410,222,466). The Company canceled an aggregate of 27,302,698 ADS, for US$ 157,495,891 (RMB 1,048,092,142).
On April 12, 2019, the Company entered into an ADS Repurchase Agreement with Kunlun Group Limited to repurchase an aggregate of 18,173,885 ADSs, representing 18,173,885 Class A ordinary shares, at an average price of $5.678 per ADS, for US$103,191,319 (RMB 693,517,898). All of the shares were repurchased and canceled subsequently.
On August 23, 2019, the Company entered into a forward share repurchase agreement with Citibank, N.A. under which it will repurchase up to US$195 million worth of its outstanding ADSs representing its Class A ordinary shares. The forward share repurchase agreement was completed in October 2019. The company repurchased an aggregate of 26,169,241 Class A ordinary shares, at an average price of $7.451 per ADS, for US$195,000,000 (RMB 1,393,723,500). The Company received 26,169,241 deliveries of ADSs and all of them were cancelled.
In 2020, the Company repurchased an aggregate of 1,495,291 ADSs, representing 1,495,291 Class A ordinary shares, at an average price of $1.510 per ADS, for US$2,258,112 (RMB 15,528,092).
By the end of December 31, 2020, the Company repurchased an aggregate of 83,613,291 ADSs, representing 83,613,291 Class A ordinary shares under the Share Repurchase Program, at an average price of $6.865 per ADS, for US$ 574,026,622 (RMB 3,934,156,758). As of December 31, 2020, 71,645,824 shares were canceled, and 176,612 shares were used for exercise of share options. The remaining balance of treasury shares represents 11,790,855 Class A ordinary shares, at an average price of $4.563 per ADS, for US$ 53,797,159 (RMB 371,551,131). These shares were recorded at their purchase cost on the consolidated balance sheets and have not been cancelled as of December 31, 2020.